Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 12, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Ashley Vroman-Lee

Re:	FEG Absolute Access Fund I (the “Registrant”) File Nos. 333-229108; 811-22527

Ladies and Gentlemen:

Enclosed is a request of the Registrant and its principal underwriter for acceleration of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and of Amendment No. 14 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. Please contact me at (215) 988-3328 with any questions related to this request and to notify of the effectiveness of the Registration Statement.

Sincerely,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

Enclosure